UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 83.6%
Argentina 0.8%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	284,914
7.82%, 12/31/2033	EUR	2,327,256	1,848,571

(Cost $2,224,596)			2,133,485
Austria 1.0%
OGX Austria GmbH:
144A, 8.375%, 4/1/2022 (c)		2,000,000	1,795,000
144A, 8.5%, 6/1/2018		1,000,000	932,500

(Cost $3,029,027)			2,727,500
Belarus 0.8%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $1,986,000)		2,000,000	2,142,500
Bermuda 1.6%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		1,000,000	1,115,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,100,000	2,226,000
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		1,000,000	985,000

(Cost $4,204,480)			4,326,000
Brazil 2.7%
Banco do Brasil SA, 144A, 6.25%, 12/29/2049		3,000,000	2,977,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		1,000,000	1,060,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		2,000,000	1,994,000
USJ Acucar e Alcool SA, 144A, 9.875%, 11/9/2019		1,000,000	1,100,000

(Cost $9,836,789)			7,131,500
Cayman Islands 5.7%
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023 (c)		2,000,000	2,032,400
Dubai DOF Sukuk Ltd., 3.875%, 1/30/2023		4,000,000	3,925,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (c)		2,000,000	2,200,000
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		4,000,000	4,640,000
Raizen Fuels Finance Ltd., 144A, 9.5%, 8/15/2014		2,000,000	2,210,000

(Cost $14,607,466)			15,007,400
Chile 1.2%
Republic of Chile, 3.25%, 9/14/2021 (Cost $2,973,000)		3,000,000	3,195,000
Colombia 0.6%
Bancolombia SA, 5.125%, 9/11/2022 (Cost $1,529,663)		1,500,000	1,552,500
Croatia 3.6%
Republic of Croatia:
144A, 6.25%, 4/27/2017		6,000,000	6,600,000
6.5%, 1/5/2015	EUR	2,000,000	2,905,558

(Cost $9,290,771)			9,505,558
El Salvador 0.6%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,564,861)		1,500,000	1,620,000
Georgia 0.9%
Georgian Railway JSC, 144A, 7.75%, 7/11/2022 (Cost $2,247,824)		2,000,000	2,340,000
Ghana 0.9%
Republic of Ghana, 144A, 8.5%, 10/4/2017 (Cost $2,313,695)		2,000,000	2,325,000
Guatemala 0.9%
Republic of Guatemala, 144A, 5.75%, 6/6/2022 (Cost $2,228,819)		2,000,000	2,285,000
Hungary 1.5%
Republic of Hungary:
4.75%, 2/3/2015		2,250,000	2,306,250
7.625%, 3/29/2041		1,400,000	1,634,500

(Cost $3,713,412)			3,940,750
Indonesia 6.5%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		3,500,000	4,357,500
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		6,000,000	6,345,000
Republic of Indonesia:
144A, 4.875%, 5/5/2021		2,500,000	2,825,000
144A, 5.25%, 1/17/2042		1,500,000	1,659,375
144A, 10.375%, 5/4/2014		2,000,000	2,211,000

(Cost $16,702,741)			17,397,875
Ireland 0.4%
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016 (Cost $1,061,250)		1,000,000	1,052,000
Jersey 0.8%
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014 (Cost $2,165,103)		2,000,000	2,183,282
Kazakhstan 0.4%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020 (Cost $1,104,424)		1,000,000	1,128,000
Lithuania 1.9%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		2,000,000	2,405,000
REG S, 6.75%, 1/15/2015		2,500,000	2,731,250

(Cost $4,548,647)			5,136,250
Luxembourg 1.2%
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,000,000	2,155,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		1,000,000	1,025,000

(Cost $3,100,905)			3,180,000
Malaysia 1.3%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,127,841
REG S, 5.625%, 3/15/2016		2,130,000	2,402,301

(Cost $3,226,783)			3,530,142
Mexico 9.1%
Alpek SA de CV, 144A, 4.5%, 11/20/2022 (c)		2,000,000	2,065,000
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	28,000,000	2,316,533
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		1,100,000	1,259,500
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032 (c)		1,500,000	1,623,750
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		1,750,000	1,789,375
United Mexican States:
4.75%, 3/8/2044		11,250,000	11,829,375
Series M, 6.5%, 6/10/2021	MXN	37,500,000	3,239,423

(Cost $24,502,137)			24,122,956
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,416,865
Netherlands 2.4%
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015		2,500,000	2,931,250
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (c)		1,500,000	1,477,500
OSX 3 Leasing BV, 144A, 9.25%, 3/20/2015		2,000,000	2,065,000

(Cost $6,539,655)			6,473,750
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017 (Cost $2,001,768)		2,000,000	2,060,000
Philippines 1.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,540,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,367,500

(Cost $2,097,602)			2,907,500
Poland 2.5%
Republic of Poland, 3.0%, 3/17/2023 (Cost $6,868,992)		7,000,000	6,772,500
Romania 0.5%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,313,782)	EUR	1,000,000	1,425,012
Russia 3.6%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,615,000
Russian Federation, REG S, 12.75%, 6/24/2028		3,000,000	5,910,000

(Cost $7,106,841)			9,525,000
Serbia 1.8%
Republic of Serbia, 144A, 7.25%, 9/28/2021 (Cost $4,708,147)		4,000,000	4,650,000
Slovenia 0.8%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $2,094,957)		2,000,000	2,072,500
South Africa 2.2%
Republic of South Africa, 5.5%, 3/9/2020		2,500,000	2,878,125
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		3,000,000	2,982,000

(Cost $5,896,186)			5,860,125
Thailand 0.6%
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022 (Cost $1,490,655)		1,500,000	1,535,153
Turkey 7.4%
Republic of Turkey:
3.25%, 3/23/2023 (c)		8,500,000	8,158,300
7.0%, 9/26/2016		3,000,000	3,490,500
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (c)		3,500,000	3,718,750
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (c)		3,000,000	3,150,000
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (c)		1,000,000	1,040,649

(Cost $19,278,212)			19,558,199
Ukraine 2.2%
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016 (Cost $5,444,499)		5,750,000	5,807,500
United Arab Emirates 1.6%
Abu Dhabi National Energy Co., 144A, 2.5%, 1/12/2018 (c)		3,000,000	3,000,000
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		1,000,000	1,120,000

(Cost $4,096,709)			4,120,000
United States 1.6%
Cemex Finance LLC, 144A, 9.375%, 10/12/2022 (c)		3,000,000	3,390,000
Southern Copper Corp., 5.25%, 11/8/2042		1,000,000	975,800

(Cost $4,354,572)			4,365,800
Uruguay 2.6%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	5,054,000
8.0%, 11/18/2022		1,349,030	1,868,407

(Cost $5,511,964)			6,922,407
Venezuela 7.0%
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		1,000,000	955,000
144A, 9.0%, 11/17/2021		13,250,000	12,587,500
Republic of Venezuela, 9.25%, 9/15/2027		5,000,000	5,087,500

(Cost $17,945,461)			18,630,000

Total Bonds (Cost $216,287,918)			222,065,009
Loan Participations and Assignments 10.0%
Poland 0.8%
PKO Finance AB, 144A, 4.63%, 9/26/2022 (Cost $2,116,915)		2,000,000	2,085,500
Russia 6.9%
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,117,400
Gazprom OAO, 144A, 4.95%, 7/19/2022		2,000,000	2,095,000
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		1,000,000	1,000,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		2,000,000	2,282,580
Severstal OAO, 144A, 5.9%, 10/17/2022 (c)		3,000,000	3,087,000
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,000,000	2,290,000
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		2,000,000	2,140,000
144A, 6.95%, 10/17/2022		3,000,000	3,174,000

(Cost $17,272,005)			18,185,980
Ukraine 2.3%
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014 (Cost $6,243,023)		6,000,000	6,165,000

Total Loan Participations and Assignments (Cost $25,631,943)			26,436,480
		Shares	Value ($)
Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $27,779,155)		27,779,155	27,779,155
Cash Equivalents 2.5%
Central Cash Management Fund, 0.11% (d) (Cost $6,755,441)		6,755,441	6,755,441

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $276,454,457) †	106.6	283,036,085
Other Assets and Liabilities, Net	(6.6)	(17,437,597)

Net Assets	100.0	265,598,488

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,757,339	0

*	Non-income producing security.
†
The cost for federal income tax purposes was $276,454,458.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,581,627.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,629,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,047,900.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $26,609,988, which is 10.0% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	2,600,0001	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(191,557)	(317,426)	125,869
9/20/2012 12/20/2017	1,300,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(95,778)	(143,623)	47,845
Total unrealized appreciation					173,714

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	BNP Paribas
2	Citigroup, Inc.

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,264,158	MXN	16,250,000	2/5/2013	13,900	JPMorgan Chase Securities, Inc.
MXN	24,375,000	USD	1,918,281	2/5/2013	1,193	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					15,093

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	642,768	MXN	8,125,000	2/5/2013	(3,739)	Barclays Bank PLC
USD	1,303,083	ZAR	11,200,000	2/7/2013	(51,491)	Barclays Bank PLC
ZAR	11,200,000	USD	1,239,545	2/7/2013	(12,047)	JPMorgan Chase Securities, Inc.
EUR	6,300,000	USD	8,232,853	4/9/2013	(324,315)	Barclays Bank PLC
Total unrealized depreciation					(391,592)

Currency Abbreviations

EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Bonds	$—	$222,065,009	$0	$222,065,009
Loan Participations and Assignments	—	26,436,480	—	26,436,480
Short-Term Investments(h)	34,534,596	—	—	34,534,596
Derivatives(i)
Credit Default Swap Contracts		173,714	—	173,714
Forward Foreign Currency Contracts		15,093	—	15,093
Total	$34,534,596	$248,690,296	$0	$283,224,892
Liabilities
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(391,592)	$—	$(391,592)
Total	$—	$(391,592)	$—	$(391,592)

During the period ended January 31, 2013, the amount of transfers between Level 2 and Level 3 was $11,965. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$173,714	$—
Foreign Exchange Contracts	$—	$(376,499)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013